Loans and Related Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 3,303	$ 1,100
Current		414,328	382,804
Total loans		417,631	383,904	$ 378,297
Loans Past Due Greater than 90 Days and Accruing	[1]	336	215
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,285	776
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		576	109
Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,442	215
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Current		46,557	45,802
Total loans		46,563	45,802	40,827
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		141,295	140,369	123,711
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		140	28
Current		51	163
Total loans		191	191
Loans Past Due Greater than 90 Days and Accruing	[1]		28
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,214	39
Current		139,890	140,139
Total loans		141,104	140,178
Loans Past Due Greater than 90 Days and Accruing	[1]	306
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		140
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			16
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			23
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			28
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,214
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		61
Current		36,627	28,403
Total loans		36,688	28,403	35,206
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		32
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		29
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		163,548	146,888	154,905
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		266	123
Current		71	214
Total loans		337	337
Loans Past Due Greater than 90 Days and Accruing	[1]	7	123
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,560	838
Current		161,651	145,713
Total loans		163,211	146,551
Loans Past Due Greater than 90 Days and Accruing	[1]	23	64
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		259
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		824	694
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		561	80
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		7	123
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		175	64
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		19,129	13,044
Total loans		19,129	13,044	13,616
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		56	72
Current		10,352	9,326
Total loans		10,408	9,398	$ 10,032
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		24	66
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		15	$ 6
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 17

[1]	These loans are guaranteed, or well secured, and there is an effective means of collection in process.